VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.0%
Communication Services—14.6%
BCE, Inc.	40,081	$ 1,762
Omnicom Group, Inc.	15,383	1,255
Spark New Zealand Ltd.	473,161	1,622
Verizon Communications, Inc.	26,734	1,053
		5,692

Consumer Discretionary—2.2%
Leggett & Platt, Inc.	26,681	860
Consumer Staples—9.0%
Coca-Cola Co. (The)	9,290	591
Coca-Cola Europacific Partners plc	15,661	866
Flowers Foods, Inc.	27,889	802
PepsiCo, Inc.	3,417	617
Unilever plc	13,108	663
		3,539

Energy—3.2%
TotalEnergies SE(1)	19,905	1,250
Financials—22.4%
Bank of Hawaii Corp.	9,182	712
IGM Financial, Inc.(1)	37,083	1,035
NN Group N.V.	18,145	741
PNC Financial Services Group, Inc. (The)	2,109	333
Royal Bank of Canada	13,408	1,261
Safety Insurance Group, Inc.	9,283	782
Singapore Exchange Ltd.	81,582	545
Tokio Marine Holdings, Inc.	37,860	816
U.S. Bancorp	17,484	763
Zurich Insurance Group AG	2,065	988
Zurich Insurance Group AG ADR	16,622	795
		8,771

Health Care—9.1%
AbbVie, Inc.	9,753	1,576
Merck & Co., Inc.	6,763	750
Patterson Cos., Inc.	13,256	371
Pfizer, Inc.	11,490	589
Sonic Healthcare Ltd.	13,408	274
		3,560

Industrials—9.2%
Adecco Group AG Registered Shares	21,427	706
BAE Systems plc	76,432	791
Deutsche Post AG Registered Shares	24,380	918
MSC Industrial Direct Co., Inc. Class A	14,589	1,192
		3,607

Information Technology—5.2%
Cisco Systems, Inc.	3,675	175
International Business Machines Corp.	13,167	1,855
		2,030

Materials—6.6%
Amcor plc	135,694	1,616
	Shares	Value

Materials—continued
Eastman Chemical Co.	7,370	$ 600
Kemira OYJ	22,982	353
		2,569

Real Estate—1.6%
Crown Castle, Inc.	4,684	635
Utilities—13.9%
Fortis, Inc.	29,560	1,184
National Grid plc	46,863	565
Pinnacle West Capital Corp.	10,809	822
Southern Co. (The)	21,632	1,545
Terna - Rete Elettrica Nazionale	127,239	940
WEC Energy Group, Inc.	3,918	367
		5,423

Total Common Stocks (Identified Cost $34,834)		37,936

Total Long-Term Investments—97.0% (Identified Cost $34,834)		37,936

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(2)	625,439	625
Total Short-Term Investment (Identified Cost $625)		625

Securities Lending Collateral—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(2)(3)	2,328,353	2,328
Total Securities Lending Collateral (Identified Cost $2,328)		2,328

TOTAL INVESTMENTS—104.5% (Identified Cost $37,787)		$40,889
Other assets and liabilities, net—(4.5)%		(1,775)
NET ASSETS—100.0%		$39,114

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
Country Weightings†
United States	52%
Canada	13
Switzerland	10
United Kingdom	7
New Zealand	4
France	3
Italy	2
Other	9
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$37,936	$37,936
Money Market Mutual Fund	625	625
Securities Lending Collateral	2,328	2,328
Total Investments	$40,889	$40,889
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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